Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in the Allowance for Loan Losses
	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

Changes in the Allowance for Loan Losses and the Loan Balance by Portfolio Segments
For the year ended December 31, 2011
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431
Provision	315,150	18,880	64,038	941	88,222	487,231
Charge-offs	(238,789)	(19,914)	(30,040)	(6,527)	(135,804)	(431,074)
Recoveries	29,627	11,245	1,605	3,083	33,905	79,465
Write-down related to loans
transferred to LHFS	(12,706)	-	-	-	-	(12,706)
Ending balance	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Allowance for credit losses:
Specific ALLL non-covered loans	$10,407	$289	$14,944	$793	$16,915	$43,348
General ALLL non-covered loans	245,046	5,561	57,378	3,858	98,211	410,054
ALLL - non-covered loans	255,453	5,850	72,322	4,651	115,126	453,402
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$349,925	$26,285	$77,632	$4,651	$119,854	$578,347

Loans held-in-portfolio:
Impaired non-covered loans	$403,089	$49,747	$333,346	$6,104	$137,582	$929,868
Non-covered loans held-in-portfolio
excluding impaired loans	6,067,493	111,194	4,356,137	542,602	2,832,845	13,910,271
Non-covered loans held-in-portfolio	6,470,582	160,941	4,689,483	548,706	2,970,427	14,840,139
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$8,983,324	$707,767	$5,862,437	$548,706	$3,086,608	$19,188,842

For the year ended December 31, 2011
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794
Provision (reversal of provision)	63,301	(6,444)	1,480	(5,592)	35,744	88,489
Charge-offs	(153,555)	(27,780)	(16,571)	(849)	(63,882)	(262,637)
Recoveries	39,341	10,337	2,384	682	6,764	59,508
Net recovery related to loans
transferred to LHFS	-	-	13,807	-	-	13,807
Ending balance	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Allowance for credit losses:
Specific ALLL	$1,388	$-	$14,119	$-	$131	$15,638
General ALLL	153,447	7,763	15,820	240	44,053	221,323
Total ALLL	$154,835	$7,763	$29,939	$240	$44,184	$236,961

Loans held-in-portfolio:
Impaired loans	$171,588	$72,505	$49,534	$-	$2,526	$296,153
Loans held-in-portfolio,
excluding impaired loans	3,892,716	78,182	779,443	15,161	700,802	5,466,304
Total loans held-in-portfolio	$4,064,304	$150,687	$828,977	$15,161	$703,328	$5,762,457

For the year ended December 31, 2011
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225
Provision (reversal of provision)	378,451	12,436	65,518	(4,651)	123,966	575,720
Charge-offs	(392,344)	(47,694)	(46,611)	(7,376)	(199,686)	(693,711)
Recoveries	68,968	21,582	3,989	3,765	40,669	138,973
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(12,706)	-	13,807	-	-	1,101
Ending balance	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Allowance for credit losses:
Specific ALLL non-covered loans	$11,795	$289	$29,063	$793	$17,046	$58,986
General ALLL non-covered loans	398,493	13,324	73,198	4,098	142,264	631,377
ALLL - non-covered loans	410,288	13,613	102,261	4,891	159,310	690,363
Specific ALLL covered loans	27,086	-	-	-	-	27,086
General ALLL covered loans	67,386	20,435	5,310	-	4,728	97,859
ALLL - covered loans	94,472	20,435	5,310	-	4,728	124,945
Total ALLL	$504,760	$34,048	$107,571	$4,891	$164,038	$815,308

Loans held-in-portfolio:
Impaired non-covered loans	$574,677	$122,252	$382,880	$6,104	$140,108	$1,226,021
Non-covered loans held-in-portfolio
excluding impaired loans	9,960,209	189,376	5,135,580	557,763	3,533,647	19,376,575
Non-covered loans held-in-portfolio	10,534,886	311,628	5,518,460	563,867	3,673,755	20,602,596
Impaired covered loans	76,798	-	-	-	-	76,798
Covered loans held-in-portfolio
excluding impaired loans	2,435,944	546,826	1,172,954	-	116,181	4,271,905
Covered loans held-in-portfolio	2,512,742	546,826	1,172,954	-	116,181	4,348,703
Total loans held-in-portfolio	$13,047,628	$858,454	$6,691,414	$563,867	$3,789,936	$24,951,299

December 31, 2010
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$231,844	$214,998	$24,911	$12,204	$171,901	$655,858
Provision (reversal of provision)	294,069	181,912	38,830	1,409	93,413	609,633
Charge-offs	(251,845)	(290,065)	(22,579)	(10,517)	(162,516)	(737,522)
Recoveries	20,712	915	867	4,058	30,733	57,285
Net (write-down) recovery related to loans
transferred to LHFS	(38,137)	(91,686)	-	-	-	(129,823)
Ending balance	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	248,093	15,858	37,025	7,154	133,531	441,661
Total ALLL[1]	$256,643	$16,074	$42,029	$7,154	$133,531	$455,431

Loans held-in-portfolio:
Impaired non-covered loans	$310,582	$65,698	$121,209	$-	$-	$497,489
Non-covered loans held-in-portfolio
excluding impaired loans	6,406,434	102,658	3,528,491	572,787	2,897,835	13,508,205
Non-covered loans held-in-portfolio	6,717,016	168,356	3,649,700	572,787	2,897,835	14,005,694
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$9,484,197	$808,848	$4,909,159	$572,787	$3,067,585	$18,842,576

December 31, 2010
U.S. mainland

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$212,221	$126,321	$129,700	$-	$137,104	$605,346
Provision (reversal of provision)	200,690	11,166	169,590	9,967	10,834	402,247
Charge-offs	(224,654)	(115,353)	(77,256)	(4,860)	(89,711)	(511,834)
Recoveries	17,491	9,516	4,189	892	7,331	39,419
Net (write-down) recovery related to loans
transferred to LHFS	-	-	(197,384)	-	-	(197,384)
Ending balance	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Allowance for credit losses:
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	205,748	31,650	28,839	5,999	65,558	337,794
Total ALLL	$205,748	$31,650	$28,839	$5,999	$65,558	$337,794

Loans held-in-portfolio:
Impaired loans	$135,386	$165,624	$-	$-	$-	$301,010
Loans held-in-portfolio,
excluding impaired loans	4,541,083	166,871	875,022	30,206	808,149	6,421,331
Total loans held-in-portfolio	$4,676,469	$332,495	$875,022	$30,206	$808,149	$6,722,341

December 31, 2010
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$444,065	$341,319	$154,611	$12,204	$309,005	$1,261,204
Provision (reversal of provision)	494,759	193,078	208,420	11,376	104,247	1,011,880
Charge-offs	(476,499)	(405,418)	(99,835)	(15,377)	(252,227)	(1,249,356)
Recoveries	38,203	10,431	5,056	4,950	38,064	96,704
Net (write-down) recovery related to loans
transferred to loans held-for-sale	(38,137)	(91,686)	(197,384)	-	-	(327,207)
Ending balance	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Allowance for credit losses:
Specific ALLL non-covered loans	$8,550	$216	$5,004	$-	$-	$13,770
General ALLL non-covered loans	453,841	47,508	65,864	13,153	199,089	779,455
Total ALLL[1]	$462,391	$47,724	$70,868	$13,153	$199,089	$793,225

Loans held-in-portfolio:
Impaired non-covered loans	$445,968	$231,322	$121,209	$-	$-	$798,499
Non-covered loans held-in-portfolio
excluding impaired loans	10,947,517	269,529	4,403,513	602,993	3,705,984	19,929,536
Non-covered loans held-in-portfolio	11,393,485	500,851	4,524,722	602,993	3,705,984	20,728,035
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Covered loans held-in-portfolio	2,767,181	640,492	1,259,459	-	169,750	4,836,882
Total loans held-in-portfolio	$14,160,666	$1,141,343	$5,784,181	$602,993	$3,875,734	$25,564,917

Finance Receivables Individually Evaluated For Impairment Table [Text Block]
December 31, 2011
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$53,906	$64,275	$4,152	$223,468	$284,039	$277,374	$348,314	$4,152
Commercial and industrial	42,294	55,180	6,255	83,421	115,245	125,715	170,425	6,255
Construction	1,672	2,369	289	48,075	101,042	49,747	103,411	289
Mortgage	333,346	336,682	14,944	-	-	333,346	336,682	14,944
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	137,582	137,582	16,915	-	-	137,582	137,582	16,915
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Puerto Rico	$650,702	$677,990	$70,434	$355,964	$501,326	$1,006,666	$1,179,316	$70,434

December 31, 2011
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$3,443	$3,443	$868	$127,504	$166,087	$130,947	$169,530	$868
Commercial and industrial	12,505	12,505	520	28,136	31,117	40,641	43,622	520
Construction	-	-	-	72,505	99,208	72,505	99,208	-
Mortgage	39,570	39,899	14,119	9,964	9,964	49,534	49,863	14,119
Consumer	2,526	2,526	131	-	-	2,526	2,526	131
Total U.S. mainland	$58,044	$58,373	$15,638	$238,109	$306,376	$296,153	$364,749	$15,638

December 31, 2011
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$57,349	$67,718	$5,020	$350,972	$450,126	$408,321	$517,844	$5,020
Commercial and industrial	54,799	67,685	6,775	111,557	146,362	166,356	214,047	6,775
Construction	1,672	2,369	289	120,580	200,250	122,252	202,619	289
Mortgage	372,916	376,581	29,063	9,964	9,964	382,880	386,545	29,063
Leasing	6,104	6,104	793	-	-	6,104	6,104	793
Consumer	140,108	140,108	17,046	-	-	140,108	140,108	17,046
Covered loans	75,798	75,798	27,086	1,000	1,000	76,798	76,798	27,086
Total Popular, Inc.	$708,746	$736,363	$86,072	$594,073	$807,702	$1,302,819	$1,544,065	$86,072

December 31, 2010
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$208,891	$256,858	$220,294	$270,471	$3,590
Commercial and industrial	23,699	28,307	4,960	66,589	79,917	90,288	108,224	4,960
Construction	4,514	10,515	216	61,184	99,016	65,698	109,531	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Puerto Rico	$154,349	$168,030	$13,770	$343,140	$442,267	$497,489	$610,297	$13,770
There were no leases, consumer, or covered loans individually evaluated for impairment in the Puerto Rico portfolio at December 31, 2010.

December 31, 2010
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$-	$-	$-	$101,856	$152,876	$101,856	$152,876	$-
Commercial and industrial	-	-	-	33,530	44,443	33,530	44,443	-
Construction	-	-	-	165,624	248,955	165,624	248,955	-
Total U.S. mainland	$-	$-	$-	$301,010	$446,274	$301,010	$446,274	$-
There were no leases, consumer or mortgage loans individually evaluated for impairment in the U.S. mainland portfolio at December 31, 2010.

December 31, 2010
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate	$11,403	$13,613	$3,590	$310,747	$409,734	$322,150	$423,347	$3,590
Commercial and industrial	23,699	28,307	4,960	100,119	124,360	123,818	152,667	4,960
Construction	4,514	10,515	216	226,808	347,971	231,322	358,486	216
Mortgage	114,733	115,595	5,004	6,476	6,476	121,209	122,071	5,004
Total Popular, Inc.	$154,349	$168,030	$13,770	$644,150	$888,541	$798,499	$1,056,571	$13,770

Impaired Loans Average Investment Interest Income Table [Text Block]
December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$248,834	$2,931	$116,402	$1,020	$365,236	$3,951
Commercial and industrial	108,002	1,468	37,086	720	145,088	2,188
Construction	57,723	49	119,065	158	176,788	207
Mortgage	227,278	11,587	24,767	1,038	252,045	12,625
Leasing	3,052	-	-	-	3,052	-
Consumer	68,791	-	1,263	-	70,054	-
Covered loans	38,399	1,013	-	-	38,399	1,013
Total Popular, Inc.	$752,079	$17,048	$298,583	$2,936	$1,050,662	$19,984

December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial real estate	$255,283	$5,753	$130,437	$1,261	$385,720	$7,014
Commercial and industrial	158,376	2,601	55,895	189	214,271	2,790
Construction	507,166	1,626	195,358	1,000	702,524	2,626
Mortgage	78,496	3,739	158,152	5,678	236,648	9,417
Total Popular, Inc.	$999,321	$13,719	$539,842	$8,128	$1,539,163	$21,847

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	-
Commercial and industrial	95	47	-	-
Construction	4	-	-	-
Mortgage	448	1,032	284	300
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	-	-
Total	4,221	1,322	292	1,547

U.S. mainland
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	-	-	-	2
Commercial and industrial	-	1	-	1
Construction	-	-	-	5
Mortgage	18	5	348	3
Consumer:
Other consumer	-	-	3	-
Total	18	6	351	11

Popular, Inc.
For the year ended December 31, 2011
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate	55	23	-	2
Commercial and industrial	95	48	-	1
Construction	4	-	-	5
Mortgage	466	1,037	632	303
Leasing	-	162	3	-
Consumer:
Credit cards	1,404	-	-	1,247
Personal	2,169	55	-	-
Auto	-	3	5	-
Other	46	-	3	-
Total	4,239	1,328	643	1,558

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	78	$78,344	$78,344	$(60)
Commercial and industrial	142	28,617	28,617	795
Construction	4	3,194	3,194	(292)
Mortgage	2,064	291,006	320,781	9,653
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	46	192	188	-
Total	7,382	$456,399	$488,887	$10,888

U.S. mainland
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	2	$12,633	$9,355	$(420)
Commercial and industrial	2	11,878	9,742	(420)
Construction	5	16,189	16,432	(313)
Mortgage	374	37,722	39,184	12,419
Consumer:
Other consumer	3	1,559	1,683	-
Total	386	$79,981	$76,396	$11,266

Popular, Inc.
For the year ended December 31, 2011
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate	80	$90,977	$87,699	$(480)
Commercial and industrial	144	40,495	38,359	375
Construction	9	19,383	19,626	(605)
Mortgage	2,438	328,728	359,965	22,072
Leasing	165	3,702	3,553	34
Consumer:
Credit cards	2,651	23,563	26,444	113
Personal	2,224	27,688	27,671	645
Auto	8	93	95	-
Other	49	1,751	1,871	-
Total	7,768	$536,380	$565,283	$22,154

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	19	$13,182
Commercial and industrial	25	4,681
Construction	-	-
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,304	$105,924

U.S. mainland
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	2	$2,906
Commercial and industrial	2	1,552
Construction	20	24,876
Total	24	$29,334

Popular, Inc.
Defaulted during the year ended December 31, 2011
(Dollars In thousands)	Loan count	Recorded investment as of first default date during the year ended December 31, 2011
Commercial real estate	21	$16,088
Commercial and industrial	27	6,233
Construction	20	24,876
Mortgage	522	81,200
Leasing	42	872
Consumer:
Credit cards	463	4,667
Personal	231	1,293
Auto	-	-
Other	2	29
Total	1,328	$135,258

Outstanding Balance, Net of unearned, of Non-Covered Loans Held-In-Portfolio Based on the Assignment of Obligor Risk Ratings
December 31, 2011
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/ Unrated	Total
Puerto Rico[1]
Commercial real estate	$379,318	$327,555	$910,198	$7,517	$-	$1,624,588	$1,982,564	$3,607,152
Commercial and industrial	248,188	282,935	433,756	3,326	1,458	969,663	1,893,767	2,863,430
Total Commercial	627,506	610,490	1,343,954	10,843	1,458	2,594,251	3,876,331	6,470,582
Construction	2,245	27,820	68,816	1,586	-	100,467	60,474	160,941
Mortgage	-	-	626,771	-	-	626,771	4,062,712	4,689,483
Leasing	-	-	1,365	-	4,277	5,642	543,064	548,706
Consumer	-	-	53,649	-	4,015	57,664	2,912,763	2,970,427
Total Puerto Rico	$629,751	$638,310	$2,094,555	$12,429	$9,750	$3,384,795	$11,455,344	$14,840,139
U.S. mainland
Commercial real estate	$315,877	$91,511	$511,595	$-	$-	$918,983	$2,163,551	$3,082,534
Commercial and industrial	32,900	34,834	132,526	-	-	200,260	781,510	981,770
Total Commercial	348,777	126,345	644,121	-	-	1,119,243	2,945,061	4,064,304
Construction	3,202	26,293	108,079	-	-	137,574	13,113	150,687
Mortgage	-	-	37,236	-	-	37,236	791,741	828,977
Leasing	-	-	166	-	-	166	14,995	15,161
Consumer	-	-	5,666	-	6,712	12,378	690,950	703,328
Total U.S. mainland	$351,979	$152,638	$795,268	$-	$6,712	$1,306,597	$4,455,860	$5,762,457
Popular, Inc.
Commercial real estate	$695,195	$419,066	$1,421,793	$7,517	$-	$2,543,571	$4,146,115	$6,689,686
Commercial and industrial	281,088	317,769	566,282	3,326	1,458	1,169,923	2,675,277	3,845,200
Total Commercial	976,283	736,835	1,988,075	10,843	1,458	3,713,494	6,821,392	10,534,886
Construction	5,447	54,113	176,895	1,586	-	238,041	73,587	311,628
Mortgage	-	-	664,007	-	-	664,007	4,854,453	5,518,460
Leasing	-	-	1,531	-	4,277	5,808	558,059	563,867
Consumer	-	-	59,315	-	10,727	70,042	3,603,713	3,673,755
Total Popular, Inc.	$981,730	$790,948	$2,889,823	$12,429	$16,462	$4,691,392	$15,911,204	$20,602,596

The following table presents the weighted average obligor risk rating at December 31, 2011 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.49				6.95
Commercial and industrial			11.39				6.62
Total Commercial			11.46				6.79
Construction			11.76				7.84

U.S. mainland:			Substandard				Pass
Commercial real estate			11.34				7.09
Commercial and industrial			11.41				6.89
Total Commercial			11.35				7.04
Construction			11.70				7.00

December 31, 2010
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass/Unrated	Total
Puerto Rico[1]
Commercial real estate	$439,004	$346,985	$622,675	$6,302	$-	$1,414,966	$2,440,632	$3,855,598
Commercial and industrial	608,250	245,250	345,266	3,112	1,436	1,203,314	1,658,104	2,861,418
Total Commercial	1,047,254	592,235	967,941	9,414	1,436	2,618,280	4,098,736	6,717,016
Construction	38,921	12,941	67,271	15,939	-	135,072	33,284	168,356
Mortgage	-	-	550,933	-	-	550,933	3,098,767	3,649,700
Leasing	-	-	5,539	-	5,969	11,508	561,279	572,787
Consumer	-	-	47,907	-	4,227	52,134	2,845,701	2,897,835
Total Puerto Rico	$1,086,175	$605,176	$1,639,591	$25,353	$11,632	$3,367,927	$10,637,767	$14,005,694
U.S. mainland
Commercial real estate	$302,347	$93,564	$650,118	$-	$-	$1,046,029	$2,105,049	$3,151,078
Commercial and industrial	62,552	81,224	250,843	-	-	394,619	1,130,772	1,525,391
Total Commercial	364,899	174,788	900,961	-	-	1,440,648	3,235,821	4,676,469
Construction	30,021	40,022	257,651	-	-	327,694	4,801	332,495
Mortgage	-	-	23,587	-	-	23,587	851,435	875,022
Leasing	-	-	-	-	-	-	30,206	30,206
Consumer	-	-	14,240	-	8,825	23,065	785,084	808,149
Total U.S. mainland	$394,920	$214,810	$1,196,439	$-	$8,825	$1,814,994	$4,907,347	$6,722,341
Popular, Inc.
Commercial real estate	$741,351	$440,549	$1,272,793	$6,302	$-	$2,460,995	$4,545,681	$7,006,676
Commercial and industrial	670,802	326,474	596,109	3,112	1,436	1,597,933	2,788,876	4,386,809
Total Commercial	1,412,153	767,023	1,868,902	9,414	1,436	4,058,928	7,334,557	11,393,485
Construction	68,942	52,963	324,922	15,939	-	462,766	38,085	500,851
Mortgage	-	-	574,520	-	-	574,520	3,950,202	4,524,722
Leasing	-	-	5,539	-	5,969	11,508	591,485	602,993
Consumer	-	-	62,147	-	13,052	75,199	3,630,785	3,705,984
Total Popular, Inc.	$1,481,095	$819,986	$2,836,030	$25,353	$20,457	$5,182,921	$15,545,114	$20,728,035

The following table presents the weighted average obligor risk rating at December 31, 2010 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial real estate			11.64				6.68
Commercial and industrial			11.24				6.76
Total Commercial			11.49				6.71
Construction			11.77				7.49

U.S. mainland:			Substandard				Pass
Commercial real estate			11.29				7.11
Commercial and industrial			11.17				6.98
Total Commercial			11.25				7.07
Construction			11.66				8.00